N-2	Jul. 12, 2023
Cover [Abstract]
Entity Central Index Key	0001783032
Amendment Flag	false
Securities Act File Number	001-40523
Document Type	8-K
Entity Registrant Name	Elevation Oncology, Inc.
Entity Address, Address Line One	888 Seventh Ave.
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10106
City Area Code	716
Local Phone Number	371-1125
Entity Emerging Growth Company	true
Entity Ex Transition Period	false